Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended
	Sep. 30, 2023	Sep. 26, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000244680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Fund NAV
Accumulated Value	$ 10,027	$ 10,000	$ 11,012	$ 12,106	$ 12,592		$ 13,212	$ 13,493	$ 12,993	$ 14,022	$ 15,096	$ 15,415
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
Accumulated Value	$ 10,036	$ 10,000	$ 11,209	$ 12,392	$ 12,923		$ 13,684	$ 14,014	$ 13,415	$ 14,883	$ 16,092	$ 16,519